Other Liabilities(Table)	12 Months Ended
Dec. 31, 2019
Miscellaneous Liabilities Abstract [Abstract]
Disclosure Of Accrued Expenses And Other Liabilities Explanatory

Details of other liabilities as of December 31, 2018 and 2019, are as follows:

	2018		2019
	(In millions of Korean won)
Other financial liabilities
Other payables	￦	7,910,887	￦	9,485,597
Prepaid card and debit card		25,831		27,555
Accrued expenses		2,986,210		3,066,445
Financial guarantee liabilities		43,395		46,428
Deposits for letter of guarantees and others		685,451		862,968
Domestic exchange settlement credits		1,689,908		2,079,636
Foreign exchanges settlement credits		102,187		114,316
Borrowings from other business accounts		13,166		256
Other payables from trust accounts		5,285,108		5,216,460
Liability incurred from agency relationships		605,076		771,609
Account for agency businesses		460,949		407,475
Dividend payables		2,019		473
Lease liabilites		—		544,439
Others		18,120		5,930

Sub-total		19,828,307		22,629,587

Other non-financial liabilities
Other payables		319,267		283,771
Unearned revenue		378,792		465,501
Accrued expenses		744,863		716,180
Deferred revenue on credit card points		187,459		206,188
Withholding taxes		137,236		158,992
Separate account liabilities		5,401,192		5,047,080
Others		203,880		229,960

Sub-total		7,372,689		7,107,672

Total	￦	27,200,996	￦	29,737,259